17. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Year Ending December 31,	Future Minimum Payments
2017	$192
2018	252
2019	31
Total	$475